Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (“CAP”), as defined in Item 402(v), and performance.

Year	Summary Compensation Table Total for First Principal Executive Officer (PEO) (1)	Compensation Actually Paid to First PEO (2)(3)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (2)	Summary Compensation Table Total for Third (PEO) (1)	Compensation Actually Paid to Third PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (4)	Adjusted Net Income (millions) (5)
									Total Shareholder Return	Peer Group Total Shareholder Return (3)

2024	$2,981,107	$1,774,334	$4,665,076	$299,459	—	—	$1,060,336	$581,851	$68	$138	$50.4	$50.5
2023	—	—	$4,123,893	$1,047,254	—	—	$1,166,988	$486,718	$97	$143	$40.2	$50.7
2022	—	—	$4,959,346	$5,118,772	$4,745,670	$243,286	$1,622,615	$1,470,109	$108	$130	$147.2	$153.5
2021	—	—	—	—	$5,380,963	$5,838,352	$1,556,535	$1,666,269	$124	$116	$137.8	$143.5
2020	—	—	—	—	$6,330,645	$8,750,899	$1,705,840	$2,223,882	$118	$116	$126.8	$132.0

(1)
For 2024, the first PEO listed is Luis E. Rojo, who became President and Chief Executive Officer on October 29, 2024. The second PEO listed is Scott R. Behrens, who served as President and Chief Executive Officer from April 25, 2022 until October 29, 2024. For 2022 and 2023, Mr. Behrens was the first PEO but is designated second PEO in the chart for those years. The third PEO listed is F. Quinn Stepan, Jr., who served as President and Chief Executive Officer until April 25, 2022. For 2020 and 2021, Mr. Stepan was the PEO but is designated third PEO in the chart for those years. Our other NEOs for the covered years were as follows:

2020	2021	2022	2023	2024

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Samuel S. Hinrichsen
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Robert J. Haire, Jr.
David G. Kabbes	Sean T. Moriarty	David G. Kabbes	David G. Kabbes	David G. Kabbes
Scott R. Behrens	Scott R. Behrens	Sean T. Moriarty	Sean T. Moriarty	Sean T. Moriarty
Robert J. Haire, Jr.

(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2024:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2024 First PEO	-$	2,289,144	$1,328,071	-$	98,227	$0	-$	147,473		$0	-$	1,206,773
2024 Second PEO	-$	3,636,844	$0		$0	$675,523	-$	487,403	-$	906,893	-$	4,355,617
2024 Average Non-PEO NEO	-$	528,245	$199,846	-$	88,815	$0	-$	61,271		$0	-$	478,485

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

(3)	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Chemicals Index.

(4)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP net income).

(5)	Adjusted net income represents the most important financial performance measure used by the Company to link CAP for 2024 to Company performance. 4

Company Selected Measure Name	Adjusted net income
Named Executive Officers, Footnote
(1)
For 2024, the first PEO listed is Luis E. Rojo, who became President and Chief Executive Officer on October 29, 2024. The second PEO listed is Scott R. Behrens, who served as President and Chief Executive Officer from April 25, 2022 until October 29, 2024. For 2022 and 2023, Mr. Behrens was the first PEO but is designated second PEO in the chart for those years. The third PEO listed is F. Quinn Stepan, Jr., who served as President and Chief Executive Officer until April 25, 2022. For 2020 and 2021, Mr. Stepan was the PEO but is designated third PEO in the chart for those years. Our other NEOs for the covered years were as follows:

2020	2021	2022	2023	2024

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Luis E. Rojo	Samuel S. Hinrichsen
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner	Robert J. Haire, Jr.
David G. Kabbes	Sean T. Moriarty	David G. Kabbes	David G. Kabbes	David G. Kabbes
Scott R. Behrens	Scott R. Behrens	Sean T. Moriarty	Sean T. Moriarty	Sean T. Moriarty
Robert J. Haire, Jr.

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Chemicals Index.
Adjustment To PEO Compensation, Footnote
(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2024:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2024 First PEO	-$	2,289,144	$1,328,071	-$	98,227	$0	-$	147,473		$0	-$	1,206,773
2024 Second PEO	-$	3,636,844	$0		$0	$675,523	-$	487,403	-$	906,893	-$	4,355,617
2024 Average Non-PEO NEO	-$	528,245	$199,846	-$	88,815	$0	-$	61,271		$0	-$	478,485

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount	$ 1,060,336	$ 1,166,988	$ 1,622,615	$ 1,556,535	$ 1,705,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 581,851	486,718	1,470,109	1,666,269	2,223,882
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following adjustments relating to equity awards were made to total compensation to determine CAP for 2024:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table (Stock Awards and Option Awards Columns)		Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards as of Covered Year-End		Fair Value of Awards Granted and Vesting in the Covered Year	Value of Awards Granted in Prior Years Vesting During the Covered Year		Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year		Total Equity Award Adjustments
2024 First PEO	-$	2,289,144	$1,328,071	-$	98,227	$0	-$	147,473		$0	-$	1,206,773
2024 Second PEO	-$	3,636,844	$0		$0	$675,523	-$	487,403	-$	906,893	-$	4,355,617
2024 Average Non-PEO NEO	-$	528,245	$199,846	-$	88,815	$0	-$	61,271		$0	-$	478,485

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive CAP to the Company’s PEOs and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Financial Performance Measures
Adjusted net income
Return on invested capital
Profitability of strategic growth areas
Business unit operating income
EBITDA

Total Shareholder Return Amount	$ 68	97	108	124	118
Peer Group Total Shareholder Return Amount	138	143	130	116	116
Net Income (Loss)	$ 50,400,000	$ 40,200,000	$ 147,200,000	$ 137,800,000	$ 126,800,000
Company Selected Measure Amount	50,500,000	50,700,000	153,500,000	143,500,000	132,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net income
Non-GAAP Measure Description	Adjusted net income is a financial measure that has not been calculated pursuant to U.S. GAAP. See Appendix A for further discussion and a reconciliation of this non-GAAP
	financial measure to net income, the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on invested capital
Measure:: 3
Pay vs Performance Disclosure
Name	Profitability of strategic growth areas
Measure:: 4
Pay vs Performance Disclosure
Name	Business unit operating income
Measure:: 5
Pay vs Performance Disclosure
Name	EBITDA
Luis E Rojo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,981,107	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,774,334	0	0	0	0
PEO Name	Luis E. Rojo
Scott R. Behrens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,665,076	4,123,893	4,959,346	0	0
PEO Actually Paid Compensation Amount	$ 299,459	1,047,254	5,118,772	0	0
PEO Name	Scott R. Behrens
F. Quinn Stepan, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	4,745,670	5,380,963	6,330,645
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 243,286	$ 5,838,352	$ 8,750,899
PEO Name	F. Quinn Stepan, Jr
PEO | Luis E Rojo [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,206,773)
PEO | Luis E Rojo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,289,144)
PEO | Luis E Rojo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,328,071
PEO | Luis E Rojo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,227)
PEO | Luis E Rojo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Luis E Rojo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,473)
PEO | Luis E Rojo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Scott R. Behrens [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,355,617)
PEO | Scott R. Behrens [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,636,844)
PEO | Scott R. Behrens [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Scott R. Behrens [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Scott R. Behrens [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	675,523
PEO | Scott R. Behrens [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,403)
PEO | Scott R. Behrens [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(906,893)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,485)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,245)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,815)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,271)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0